Submission	Oct. 21, 2026
Submission [Line Items]
Central Index Key	0000713676
Registrant Name	PNC FINANCIAL SERVICES GROUP, INC.
Registration File Number	333-283793
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES